CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash	$ 18,497,092	$ 17,002,282
Restricted cash	23,082,396	24,282,208
Short-term investments	178,273,317	187,944,184
Guarantee paid on behalf of guarantee service customers, net	107,473	1,560,615
Commission receivable	496,097	0
Net investment in direct financing leases	71,645,717	76,723,457
Interest receivable	15,157,094	3,514,075
Property and equipment, net	221,200	594,148
Deferred tax assets, net	1,089,667	327,137
Other assets	654,579	815,984
TOTAL ASSETS	309,224,632	312,764,090
Liabilities
Bank loans for capital lease business	13,696,574	28,281,541
Other loans for capital lease business	4,774,510	9,509,597
Interest payable	123,396	222,510
Income tax payable	2,435,118	2,772,631
Unearned income from financial guarantee services	88,824	538,215
Allowance on guarantee	2,637,236	673,147
Deposits from direct financing leases	9,164,554	10,854,121
Other liabilities	1,562,819	893,569
Due to related party (Notes 13 and 18)	464,000	464,000
Deferred tax liabilities	0	746,884
Total Liabilities	34,947,031	54,956,215
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2018 and 2017)	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432
Statutory reserve	4,730,036	3,530,458
Retained earnings	71,727,920	62,427,622
Accumulated other comprehensive loss	(14,116,771)	(20,086,621)
Total Stockholders' Equity	274,277,601	257,807,875
TOTAL LIABILITIES AND EQUITY	$ 309,224,632	$ 312,764,090